SCHEDULE OF OTHER NON-CURRENT ASSETS (Details) (Parenthetical) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 14, 2024
Notes and other explanatory information [abstract]
Ordinary shares issued			73,873,784			73,873,784
Market price						$ 0.3970
Cash payments	$ 6,595,180	$ 6,595,180	$ 6,595,180